Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes [Abstract]
Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are:

	2022		2021		2020
Current tax expense	Ps.	15,510	Ps.	13,657	Ps.	18,690
Deferred tax expense (benefit):
Origination and reversal of temporary differences		(624)		2,115		(5,824)
Utilization (recognition) of tax losses, net		(389)		(1,498)		1,994
Change in the statutory rate		(102)		4		(41)
Total deferred tax expense (benefit)		(1,115)		621		(3,871)
Total income taxes	Ps.	14,395	Ps.	14,278	Ps.	14,819

Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2022		2021		2020
Unrealized gain (loss) on cash flow hedges	Ps.	(1,158)	Ps.	992	Ps.	871
Exchange differences on translation of foreign operations		(3,742)		(1,730)		4,758
Remeasurements of the net defined benefit liability		383		127		(208)
Share of the other comprehensive income of equity method accounted investees (1)		1,129		1,506		(2,597)
Total income tax expense (benefit) recognized in OCI	Ps.	(3,388)	Ps.	895	Ps.	2,824

(1)Deferred income taxes related to CTA, MTM of derivative financial instruments and employee benefits for equity method accounted investees which as of December 31, 2022 amounted to Ps. 1,138, Ps. (123), and Ps. 114, respectively.

Reconciliation Between Statutory and Actual Tax Rate
A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(5.4)%	(4.8)%	(5.0)%
Annual inflation tax adjustment	7.0%	7.7%	3.0%
Difference between statutory income tax rates	2.8%	0.2%	1.0%
Non-deductible expenses	3.8%	2.1%	3.8%
Taxable (non-taxable) income	1.4%	2.3%	2.9%
Others	0.1%	0.1%	(1.9)%
Impairments (1)	—%	—%	4.6%
Adjustments for previous tax years (2)	0.4%	—%	30.3%
Income Tax credits (3)	—%	(1.5)%	(8.3)%
Tax loss (4)(5)	(5.5)%	(1.4)%	16.3%
Consolidated Effective income tax rate (6)	34.6%	34.7%	76.7%

(1)Includes the impairments of Specialty's and Estrella Azul in 2020 explained in Note 13 and 10, respectively.
(2)Related to an agreement with the Mexican tax authority in 2020, to resolve interpretative differences over foreign (non-Mexican) dividends received before 2020.
(3)Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2021 and 2020.
(4)During 2022, Coca-Cola FEMSA recognized an amount of Ps.(2,194) as favorable effects on the deferred tax assets of our territories taking into account our expectation that those deferred tax assets will be recovered in the future.
(5)During 2020, Coca-Cola FEMSA recognized an amount of Ps. 2,349 in the deferred tax asset based on the probability of the expected timing of reversal of tax losses in Mexico.
(6)The extraordinary effects in 2020 increased the tax rate by 42.9%.

Deferred Tax Assets and Liabilities
Deferred Income Tax Related to:

	Consolidated Statement				Consolidated Statement
	of Financial Position as of				of Income
	December 31, 2022		December 31, 2021		2022		2021			2020
Allowance for doubtful accounts	Ps.	(389)	Ps.	(35)	Ps.	21	Ps.	(3)	Ps.	(25)
Inventories		(107)		206		99		(17)		60
Other current assets		99		144		(78)		47		(162)
Property, plant and equipment, net		(7,288)		(6,495)		(1,345)		(1,081)		(708)
Right of use Assets from leases		(1,433)		(1,218)		(151)		(482)		(509)
Investments in equity method accounted investees		(7,330)		(7,533)		(58)		(22)		(15)
Other assets		(283)		192		36		(2)		(729)
Finite useful lived intangible assets		3		297		(139)		498		129
Indefinite lived intangible assets		3,693		3,038		402		36		(261)
Post-employment and other long-term employee benefits		(736)		(1,746)		(71)		(258)		(175)
Derivative financial instruments		420		1,622		(111)		738		111
Temporary non-deductible provision		(3,971)		(3,443)		43		1,280		(1,751)
Employee profit sharing payable		(871)		(759)		(304)		(393)		64
Tax loss carryforwards		(10,177)		(9,047)		(389)		(1,498)		1,994
Tax credits to recover (1)		(1,065)		(1,394)		255		1,200		(1,629)
Cumulative other comprehensive income		(218)		—		(417)		—		—
Exchange differences on translation of foreign operations in OCI		4,603		8,170		—		—		—
Other liabilities		(752)		(2,668)		797		(4)		(440)
Finance leases		(382)		(220)		(272)		53		(23)
Liabilities of amortization of goodwill of business acquisition		6,117		6,198		—		86		—
Deferred tax income					Ps.	(1,682)	Ps.	178	Ps.	(4,069)
Deferred tax income net recorded in share of the profit of equity method accounted investees						567		443		198
Deferred tax income, net					Ps.	(1,115)	Ps.	621	Ps.	(3,871)
Deferred income taxes, net		(20,067)		(14,691)
Deferred tax asset		(26,890)		(20,733)
Deferred tax liability	Ps.	6,823	Ps.	6,042
(1)Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law.
Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2022		2021
Unrealized gain on derivative financial instruments	Ps.	688	Ps.	1,796
Remeasurements of the net defined benefit liability		(251)		(637)
Exchange differences on translation of foreign operations		3,778		7,520
Gain on hedge of net investments in foreign operations		2,216		181
Share of other comprehensive income of associated companies and joint ventures		(3,108)		(4,237)
Total deferred tax loss related to AOCI	Ps.	3,323	Ps.	4,623

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2022		2021		2020
Balance at the beginning of the period	Ps.	(14,691)	Ps.	(16,010)	Ps.	(13,575)
Deferred tax provision for the period		(1,115)		622		(3,871)
Deferred tax income net recorded in share of the profit of equity method accounted investees		(694)		277		(404)
Acquisition of subsidiaries		—		—		1
Effects in equity:
Unrealized (gain) on cash flow hedges		(1,281)		1,006		865
Exchange differences on translation of foreign operations		(2,604)		(491)		2,215
Remeasurements of the net defined benefit liability		497		380		(256)
Retained earnings of equity method accounted investees		(334)		32		(33)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		155		(507)		(953)
Balance at the end of the period	Ps.	(20,067)	Ps.	(14,691)	Ps.	(16,010)

Schedule of Tax Loss Carryforwards	The tax losses carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss
Year	Carryforwards
2023	Ps.	318
2024		436
2025		254
2026		218
2027		159
2028		953
2029		3,674
2030		3,885
2031		1,239
2032 and thereafter		3,615
No expiration (Brazil and Colombia)		16,572
	Ps.	31,323

Summary of Changes in the Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2022		2021
Balance at beginning of the period	Ps.	30,041	Ps.	26,617
Derecognized		(13,348)		33
Additions		14,639		8,306
Usage of tax losses		(460)		(5,600)
Translation effect of beginning balances		451		685
Balance at end of the period	Ps.	31,323	Ps.	30,041